Leases (Details) - Schedule of Variable Lease Payments - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Variable Lease Payments [Line Items]
Variable lease payments	$ 65,215	$ 54,711	$ 39,768
Short term leases	5,959	11,288	9,896
Total	$ 71,174	$ 65,999	$ 49,664